Income Taxes (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Income Taxes

14. INCOME TAXES

The provision for income taxes differs from the amounts which would be provided by applying the federal and state corporate income tax rates to the net loss before provision for income taxes for the following reasons:

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Federal income taxes at the statutory tax rate	(36,010)	(200,369)	(254,741)	(8,624)
State and local income taxes	(9,363)	(52,096)	(66,233)	(2,242)
Valuation allowance	45,373	252,465	320,974	10,866
	—	—	—	—

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets consist of the following components:

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Non-capital losses carried forward	663,829	463,843	618,457	353,193
Other temporary differences	204,661	153,495	204,660	148,950
Valuation allowance	(868,490)	(617,338)	(823,117)	(502,143)
	—	—	—	—

The Company had unused net operating losses carryovers as detailed below.

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Federal	1,621,462	1,136,663	1,515,550	895,602
State	1,272,990	875,309	1,167,078	550,768
	2,894,452	2,011,971	2,682,628	1,446,370

These losses are available to offset taxable income and are expected to expire by 2033.